Earnings per Share - Summary of Reconciliation of Net Income and Weighted Average Shares Outstanding for Calculation of Basic and Diluted Earnings per Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ 357	$ (1,248)	$ 899	$ 794	$ 990	$ 1,526
Deemed dividend						8
Earnings allocated to non-vested shares	71		165	41	55	38
Subtotal	$ 286	$ (1,248)	$ 734	$ 753	$ 935	$ 1,480
Weighted average common shares outstanding	8,920,505	5,567,523	7,003,462	5,569,177	5,399,356	5,770,170
Effect of dilutive nominal options				4,396	5,162	4,809
Effect of dilutive contingently earned shares	14,769		4,978	31,231	7,700	30,857
Dilutive average shares outstanding	8,935,274	5,567,523	7,008,440	5,604,804	5,412,218	5,805,836
Basic	$ 0.03	$ (0.22)	$ 0.10	$ 0.14	$ 0.17	$ 0.26
Diluted	$ 0.03	$ (0.22)	$ 0.10	$ 0.13	$ 0.17	$ 0.25